Goodwill - Sensitivity to Changes in Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Terminal Growth Rate
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	10.00%
Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Impairment loss	€ 519	€ 206
Telefónica Spain | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.75%)
Telefónica Spain | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.75%
Telefónica Spain | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.375%)
Telefónica Spain | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.375%
Telefónica Spain | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(2.625%)
Telefónica Spain | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	2.625%
Telefónica Spain | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.31%)
Telefónica Spain | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	1.31%
Telefónica Germany | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.75%)
Telefónica Germany | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.75%
Telefónica Germany | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.375%)
Telefónica Germany | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.375%
Telefónica Germany | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(2.625%)
Telefónica Germany | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	2.625%
Telefónica Germany | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.31%)
Telefónica Germany | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	1.31%
Telefónica United Kingdom | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.75%)
Telefónica United Kingdom | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.75%
Telefónica United Kingdom | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.375%)
Telefónica United Kingdom | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.375%
Telefónica United Kingdom | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(2.25%)
Telefónica United Kingdom | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	2.25%
Telefónica United Kingdom | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.13%)
Telefónica United Kingdom | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	1.13%
Telefónica Brazil | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.50%)
Telefónica Brazil | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	1.50%
Telefónica Brazil | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.75%)
Telefónica Brazil | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.75%
Telefónica Brazil | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(3.00%)
Telefónica Brazil | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	3.00%
Telefónica Brazil | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.50%)
Telefónica Brazil | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	1.50%